Business acquisition (Tables)	12 Months Ended
Dec. 31, 2016
West Polaris
Business Acquisition [Line Items]
Summary of acquisitions during the period
The following table summarizes the consideration paid, and the amounts of the assets and liabilities recognized at the acquisition date.

(In US$ millions)	June 19, 2015
Consideration
Cash	$204.0
Contingent consideration	95.3
Seller's Credit	44.6
Plus: Working capital adjustment	30.7
Fair value of total consideration transferred	$374.6

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	$20.0
Current assets	52.1
Intangible asset - favorable drilling contract	124.3
Drilling unit	575.3
Long term interest bearing debt	(336.0)
Current liabilities	(20.2)
Non-current liabilities	(1.3)
Total identifiable net assets at acquisition	$414.2

Measurement period adjustment	$(30.3)
Gain on bargain purchase	(9.3)
Total	$374.6

Summary of Proforma Revenue and Proforma Earnings of Combined Entity
The pro forma revenue and pro forma net income of the combined entity for the year ended December 31, 2015 and December 31, 2014, had the acquisition date been January 1, 2014 are as follows:

	Year ended December 31,
(In US$ millions)	2015		2014
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Total Revenue	$1,741.6	$1,851.3	$1,342.6	$1,564.1
Net Income	488.4	535.7	314.6	388.9
Net income attributable to Seadrill Partners LLC members	257.2	284.6	138.2	181.3

West Auriga
Business Acquisition [Line Items]
Summary of acquisitions during the period
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	March 21, 2014
Consideration
Cash	$696.9
Discount note issued	100.0
Working capital adjustment	(330.4)
Fair value of total consideration transferred	$466.5

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	$24.4
Current assets	44.4
Intangible asset - favorable drilling contract	76.2
Drilling unit	1,065.7
Non current assets	76.6
Long term interest bearing debt	(443.1)
Current liabilities	(380.6)
Total identifiable net assets	$463.6

Goodwill	2.9
Total	$466.5

Summary of Proforma Revenue and Proforma Earnings of Combined Entity
The pro forma revenue and pro forma net income of the combined entity for the year ended December 31, 2014 had the acquisition date been as of January 1, 2014 are as follows:

	Year ended December 31,
(In US$ millions)	2014
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	$1,342.6	$1,390.7
Net Income	314.6	331.0

West Vela
Business Acquisition [Line Items]
Summary of acquisitions during the period
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	November 4, 2014
Consideration
Cash	$467.0
Mobilization payable	73.7
Contingent consideration	65.7
Less: Working capital adjustment	(6.0)
Fair value of total consideration transferred	$600.4

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	$1.9
Current assets	61.4
Intangible asset - favorable drilling contract	204.7
Drilling unit	755.8
Non current assets	61.8
Long term interest bearing debt	(433.1)
Current liabilities	(52.3)
Total identifiable net assets	$600.2

Goodwill	0.2
Total	$600.4

Summary of Proforma Revenue and Proforma Earnings of Combined Entity
The pro forma revenue and pro forma net income of the combined entity for the twelve months ended December 31, 2014 had the acquisition date been January 1, 2014 are as follows:

	Year ended December 31,
(In US$ millions)	2014
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	$1,342.6	$1,532.4
Net Income	314.6	407.6